OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2023-NQM2, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001993764

PRPM 2023-NQM2, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2023-NQM2, LLC

Date: September 27, 2023	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – Canopy Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report

99.2 - Third Party Due Diligence Report – Consolidated Analytics 15E

Schedule 1 – Data Delta

Schedule 2 – Due Diligence Standard

Schedule 3 – Grading Report Summary

Schedule 4 – Supplemental Report

Schedule 5 – Valuations Summary Report

99.3 - Third Party Due Diligence Report – Digital Risk Narrative

Schedule 1 – DI Report

Schedule 2 – NQM Supplemental Report

Schedule 3 – NQM Supplemental Data

Schedule 4 – Rating Agency Report

Schedule 5 – Rebuttal Findings Report

Schedule 6 – Supplemental Report

Schedule 7 – Valuation Report

99.4 - Third Party Due Diligence Report – Evolve Narrative

Schedule 1 – Exception Detail

Schedule 2 – QM ART Data

Schedule 3 – RA Grades

Schedule 4 – Valuation Report

99.5 - Third Party Due Diligence Report – Infinity Narrative

Schedule 1 – Individual Exception

Schedule 2 – Loan Level Exception

Schedule 3 – Rating Agency Grade Report

Schedule 4 – Valuation Report

99.6 - Third Party Due Diligence Report – Maxwell Executive Summary

Schedule 1 – Data Compare Report

Schedule 2 – Grading Report

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Rating Agency Grades Summary

Schedule 5 – Standard Exceptions Report

Schedule 6 – Valuation Report

99.7 - Third Party Due Diligence Report – Mission Narrative

Schedule 1 – RA Grades Detail

Schedule 2 – RA Grades Summary

Schedule 3 – Valuation Report

99.8 - Third Party Due Diligence Report – Phoenix Executive Summary

Schedule 1 – Credit Findings

Schedule 2 – Data Compare Report

Schedule 3 – Data Compare Summary

Schedule 4 – Findings Detail

Schedule 5 – Multi-Property Valuation Report

Schedule 6 – Rating Agency Grades

Schedule 7 – Valuation Findings

Schedule 8 – Valuation Summary Report

99.9 - Third Party Due Diligence Report – SAMC Executive Summary

Schedule 1 – Exception Grades

Schedule 2 – Rating Agency Grades

Schedule 3 – Valuation Summary

99.10 - Third Party Due Diligence Report – Selene Narrative Report

Schedule 1 – Standard Findings Report

Schedule 2 – Data Compare Report

Schedule 3 – MLS Report

Schedule 4 – Standard Findings Report

99.11 - Third Party Due Diligence Report – Stone Hill Narrative

Schedule 1 – ATR OR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report